Tax and employee-related liabilities	12 Months Ended
Dec. 31, 2022
Tax And Employee-Related Liabilities [Abstract]
Tax and employee-related liabilities	Tax and employee-related liabilities
The Group recognizes a liability and an expense for bonuses. The Group recognizes a liability when it has assumed a contractual obligation or when there is a past practice that has created a constructive obligation.

€ in thousand	As at December 31,
	2022	2021
Employee-related liabilities	10,778	10,101
Social security and other taxes	4,960	7,148
BALANCE AS AT DECEMBER 31	15,738	17,249
Less non-current portion	—	—
CURRENT PORTION	15,738	17,249